Non-Cash Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-Cash Share-Based Compensation

7. Non-Cash Share-Based Compensation

2020 Equity Incentive Plan

On July 31, 2020, the Company adopted an equity incentive plan (the “2020 Plan”). The 2020 Plan provides for the grant of options, share appreciation rights, or SARs, restricted shares, dividend equivalents, restricted share units, or RSUs, and other share-based awards. The maximum number of equity awards originally authorized under the 2020 Plan was 5,898,625 shares, which consisted of 3,474,469 new ordinary shares and 2,424,156 ordinary shares that were subject to awards under prior equity incentive plans that may become available for issuance under the 2020 Plan. Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan automatically increases on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. On January 1, 2021, the reserve automatically increased by 1,434,198 shares, which was 4% of the total number of ordinary shares outstanding on December 31, 2020. Any awards granted under the 2020 Plan or any prior equity incentive plan that expire, lapse, or are terminated, exchanged for cash, surrendered, repurchased, or cancelled, without having been fully exercised, or forfeited, will be added back to shares issuable under the 2020 Plan, subject to certain conditions.

The Company has typically granted equity awards under the 2020 Plan and prior equity incentive plans that vest over a four- or five-year service period, with 20% or 25% of the award (as the case may be) vesting on the first anniversary of the vesting commencement date, with the balance generally vesting periodically over the remaining three or four years, unless the awards contain specific performance vesting provisions.

2021 Equity Inducement Plan

On September 27, 2021, the Company adopted an equity inducement plan (the “Inducement Plan”). The purpose of the Inducement Plan is to enhance the Company’s ability to attract employees who are expected to make important contributions to the Company by providing these individuals with equity ownership opportunities. Awards under the Inducement Plan are granted as an inducement material to employees entering into employment with the Company. The Inducement Plan provides for the grant of options, SARs, restricted shares, dividend equivalents, RSUs, and other share-based awards. The maximum number of equity awards authorized under the Inducement Plan is 1,400,000 shares. Any equity awards granted under the Inducement Plan that expire, lapse, or are terminated, exchanged for cash, surrendered, repurchased or cancelled, without having been fully exercised, or forfeited, will be added back to shares issuable under the Inducement Plan, subject to certain conditions.

2020 Employee Share Purchase Plan

On July 31, 2020, the Company adopted an employee share purchase plan (the “ESPP”). The purpose of the ESPP is to provide employees the opportunity to purchase ordinary shares or ADSs at 85% of the fair market value of the ADSs on the offering date or the exercise date, whichever is lower, for up to 15% of such employee’s compensation for each pay period. The Company reserved 347,447 ordinary shares for the ESPP. The ESPP provides for an annual increase beginning on January 1, 2022, in an amount equal to the least of (i) 347,447 ordinary shares, (ii) 1% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (iii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. During the year ended December 31, 2021, 15,206 shares were purchased under the ESPP at a price of $6.93 per share and 43,963 shares were purchased under the ESPP at a price of $1.68 per share. As of December 31, 2021, 288,278 shares are available for future issuance.

Employee Shares

The Company measures all non-cash share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. Prior to the Company’s IPO, the Company granted share-based compensation in the form of ordinary shares, collectively referred to as Employee Shares, to employees and non-employees with both performance and service-based vesting conditions. The Company records expense for these awards using the straight-line method.

A summary of the changes in the Company’s ordinary shares from December 31, 2018 through December 31, 2021 are as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2018	284,554	$0.45
Granted	480,677	1.59
Vested	(265,202)	1.09
Forfeited	(7,515)	0.70
Unvested balance as of December 31, 2019	492,514	1.36
Granted	42,412	11.78
Vested	(209,836)	7.10
Forfeited	(117,780)	12.64
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	—
Vested	(65,705)	8.71
Forfeited	(94,273)	10.36
Unvested balance as of December 31, 2021	47,332	$10.82

As of December 31, 2021, there was $0.6 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over a weighted average period of 2.2 years. Unvested Employee Shares are forfeited upon termination of employment, classified as deferred shares on the balance sheet and are subsequently cancelled.

Share Options Valuation

The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the years ended December 31, 2021 and 2020 were as follows:

	For the Year Ended December 31,
	2021	2020
Expected option life (years)	6.30	6.1
Expected volatility	76.9%	77.4%
Risk-free interest rate	1.1%	0.4%
Expected dividend yield	—	—

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	3,760,210	14.79
Exercised	—	—
Canceled or Forfeited	(73,124)	15.32
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	4,352,281	6.87
Exercised	—	—
Expired	(145,638)	13.02
Canceled or Forfeited	(2,472,014)	13.20
Outstanding as of December 31, 2021	5,421,715	9.23	—	—
Exercisable as of December 31, 2021	1,243,638	13.92	—	—
Vested and expected to vest as of December 31, 2021	5,421,715	$9.23	—	$—

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.

The weighted average grant-date fair values used for the share options granted during the years ended December 31, 2021 and 2020 were $4.49 per share and $9.87 per share, respectively. There were no share options granted during the year ended December 31, 2019.

As of December 31, 2021, there was $21.2 million of unrecognized compensation cost related to unvested share options outstanding, which is expected to be recognized over a weighted average period of 3.1  years.

Restricted Share Units

The Company has granted (i) RSUs that generally vest over a period of four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers. The latter RSUs generally vest over a period of under one year from the date of grant. The following table summarizes the activity related to RSUs during the years ended December 31, 2021 and 2020:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2019	—	$—
Granted	2,500	17.56
Vested and settled	—	—
Forfeited	—	—
Outstanding as of December 31, 2020	2,500	17.56
Granted	120,375	9.64
Vested and settled	—	—
Forfeited	(34,125)	8.63
Outstanding as of December 31, 2021	88,750	$10.01

Share-based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Year Ended December 31,
	2021	2020	2019
Research and development	$4,511	$2,510	$373
General and administrative	6,212	3,694	1,086
	$10,723	$6,204	$1,459